Loans and advances to central banks and credit institutions	12 Months Ended
Dec. 31, 2022
Loans And Advances To Central Banks And Credit Institutions [Abstract]
Loans and advances to central banks and credit institutions	Loans and advances to central banks and credit institutions
The detail, by classification, type and currency, of Loans and advances to central banks and credit institutions in the consolidated balance sheets is as follows:

EUR million
	2022	2021	2020
CENTRAL BANKS
Classification
Financial assets held for trading	11,595	3,608	—
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	—	—	9,481
Financial assets designated at fair value through other comprehensive income	—	—	—
Financial assets at amortised cost	15,375	15,657	12,499
	26,970	19,265	21,980
Type
Time deposits	15,180	13,275	11,757
Reverse repurchase agreements	11,790	5,990	10,223
Impaired assets	—	—	—
Valuation adjustments for impairment	—	—	—
	26,970	19,265	21,980
CREDIT INSTITUTIONS
Classification
Financial assets held for trading	16,502	10,397	3
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	673	3,152	12,136
Financial assets designated at fair value through other comprehensive income	—	—	—
Financial assets at amortised cost	46,518	39,169	37,838
	63,693	52,718	49,977
Type
Time deposits	8,891	10,684	7,338
Reverse repurchase agreements	27,321	18,853	20,862
Non- loans advances	27,487	23,188	21,784
Impaired assets	—	1	1
Valuation adjustments for impairment	(6)	(8)	(8)
	63,693	52,718	49,977
CURRENCY
Euro	26,024	24,286	22,260
Pound sterling	4,474	3,228	4,127
US dollar	18,468	12,639	13,209
Brazilian real	34,863	24,011	26,437
Other currencies	6,834	7,819	5,924
TOTAL	90,663	71,983	71,957
The loans and advances to credit institutions classified under 'Financial assets at amortised' cost are mainly time accounts and deposits.
Note 50 contains a detail of their residual maturity periods.
At 31 December 2022 the gross exposure by impairment stage of the assets accounted for amounts to EUR 61,898 million, EUR 1 million and EUR 0 million (EUR 54,833, EUR 0 million and EUR 1 million in 2021 and EUR 50,344 million, EUR 0 million and EUR 1 million in 2020), and the loan loss provision by impairment stage amounts to EUR 6 million, EUR 0 million and EUR 0 million (EUR 8 million, EUR 0 million and EUR 0 million in 2021 and 2020) in stage 1, stage 2 and stage 3, respectively.